Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax (benefit)/expense:
Current tax expense	$ 97,152	$ 184,396	$ 101,950
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(85,403)	(124,985)	(60,616)
Income tax expense allocated to continuing operations	11,749	59,411	41,334
Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	(3,903)	7,211	1,776
Fair value of cash flow hedge	301	0	0
Total	8,147	66,622	43,110
Ireland
Current tax (benefit)/expense:
Current tax expense	80,427	53,248	18,469
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	45,253	(6,166)	553
United States
Current tax (benefit)/expense:
Current tax expense	(42,428)	60,753	35,478
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(143,323)	(118,475)	(52,717)
Other
Current tax (benefit)/expense:
Current tax expense	59,153	70,395	48,003
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	$ 12,667	$ (344)	$ (8,452)